KEMPER INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 1, 1999
                               ------------------
                                 CLASS I SHARES
                               ------------------
                   Kemper Adjustable Rate U.S. Government Fund
                    Kemper Short-Intermediate Government Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                   Kemper Income and Capital Preservation Fund
                            Kemper U.S. Mortgage Fund
                               ------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

January 1, 1999

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

Past Performance

The charts and tables contained in the accompanying prospectus provide some indication of the risks of investing in the funds by illustrating how the funds have performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. Additional financial information for those funds which currently have Class I shares outstanding is set forth below.

Average Annual Total Returns -- Class I shares

 For periods ended
 December 31, 1997         One Year      Life of Class       Inception of Class
 -----------------         --------      -------------       ------------------
 Kemper U.S. Government      9.35%            7.42%               7/3/95
 Securities Fund
 Kemper High Yield Fund     11.91%           14.45%              10/1/97
 Kemper Income and Capital   9.02%            7.66%               7/3/95
 Preservation Fund

Expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder fees: Fees paid directly from your investment.

                    Maximum      Maximum                           Maximum Deferred
                 Sales Charge     Sales                               Sales Charge
                 on Purchases   Charge on                             (as a % of
                  (as a % of    Reinvested  Redemption  Exchange      redemption
               offering price)   Dividends     Fee        Fee          proceeds)
               ---------------   ---------     ---        ---          ---------

Kemper               None         None         None       None           None
Adjustable Rate
U.S. Government
Fund

Kemper               None         None         None       None           None
Short-Intermediate
Government Fund

Kemper               None         None         None       None           None
Diversified
Income Fund

Kemper U.S.          None         None         None       None           None
Government
Securities Fund

Kemper High Yield    None         None         None       None           None
Fund

Kemper High Yield    None         None         None       None           None
Opportunity Fund

Kemper Income and    None         None         None       None           None
Capital
Preservation Fund

Kemper U.S.            None         None         None       None         None
Mortgage Fund


Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                                    Total fund
                         Investment        Rule       Other          operating
                       management fee   12b-1 fees   expenses*       expenses*
                       --------------   ----------   ---------       ---------

Kemper Adjustable        0.55%           None          0.29%           0.84%
Rate U.S.
Government Fund

Kemper                   0.55%           None          0.19%           0.74%
Short-Intermediate
Government Fund

Kemper Diversified       0.56%           None          0.12%           0.68%
Income Fund

Kemper U.S.              0.41%           None          0.16%           0.57%
Government
Securities Fund

Kemper High Yield        0.52%           None          0.08%           0.60%
Fund

                                                                    Total fund
                         Investment        Rule       Other          operating
                       management fee   12b-1 fees   expenses*       expenses*
                       --------------   ----------   ---------       ---------

Kemper High Yield        0.65%           None          0.36%           1.01%
Opportunity Fund

Kemper Income and        0.53%           None          0.13%           0.66%
Capital
Preservation Fund

Kemper U.S.              0.51%           None          0.13%           0.64%
Mortgage Fund

-----------

* Estimated for Kemper Adjustable Rate U.S. Government Fund, Kemper Short-Intermediate Government Fund, Kemper Diversified Income Fund, Kemper High Yield Opportunity Fund and Kemper U.S. Mortgage Fund since no Class I shares were issued as of the respective fiscal year ends.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

Fees and expenses if you sold shares after:

                                   1 Year      3 Years      5 Years    10 Years
                                   ------      -------      -------    --------
 Kemper Adjustable Rate U.S.
 Government Fund                      $86        $268         $466      $1,037

 Kemper Short-Intermediate
 Government Fund                      $76        $237         $411        $918

 Kemper Diversified Income Fund
                                      $69        $218         $379        $847
 Kemper U.S. Government
 Securities Fund                      $58        $183         $318        $714

 Kemper High Yield Fund
                                      $61        $192         $335        $750
 Kemper High Yield Opportunity
 Fund                                $103        $322         $558      $1,236

 Kemper Income and Capital
 Preservation Fund                    $67        $211         $368        $822

 Kemper U.S. Mortgage Fund            $65        $205         $357        $798

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Adjustable Rate U.S. Government Fund, Kemper Short-Intermediate Government Fund, Kemper Diversified Income Fund, Kemper High Yield Opportunity Fund and Kemper U.S. Mortgage Fund, since no Class I shares were issued as of the respective fiscal year ends of the funds.

Kemper U.S. Government Securities Fund

                                                                       July 3 to
                                              Year ended October 31,    October
                                                                           31,
CLASS I                                     1998       1997      1996     1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period        $8.81      8.74       8.92      8.88
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .59       .66        .64       .22
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .07       .06      (.17)       .04
--------------------------------------------------------------------------------
Total from investment operations              .66       .72        .47       .26
--------------------------------------------------------------------------------
Less distribution from net investment         .62       .65        .65       .22
  income
--------------------------------------------------------------------------------
Net asset value, end of period              $8.85      8.81       8.74      8.92
--------------------------------------------------------------------------------
Total return (not annualized)               7.75%      8.60       5.56      3.02
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                                     .57%       .60        .59       .53
--------------------------------------------------------------------------------
Net investment income                       6.73%      7.52       7.35      7.07
--------------------------------------------------------------------------------

                                                    Year ended October 31,
                                       1998        1997      1996       1995      1994
-----------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)                   $3,442,212  3,642,027  4,163,157 4,738,415  4,941,151
-----------------------------------------------------------------------------------------
Portfolio turnover rate                150%         261        391       362      1,000
-----------------------------------------------------------------------------------------


Note: Total return does not reflect the effect of any sales charges. Per share data were determined based on average shares outstanding during the year ended October 31, 1998.

Kemper High Yield Fund
                                                                   December 29,
                                                                     1994 to
                                      Year ended September 30,    September 30,
CLASS I                              1998       1997      1996        1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning           $8.50      8.23       8.01      7.55
  of period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                .76       .78        .78       .66
--------------------------------------------------------------------------------
  Net realized and unrealized        (.78)       .31        .23       .39
    gain (loss)
--------------------------------------------------------------------------------
Total from investment operations     (.02)      1.09       1.01      1.05
--------------------------------------------------------------------------------
Less distribution from net             .80       .82        .79       .59
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period       $7.68      8.50       8.23      8.01
--------------------------------------------------------------------------------
Total return (not annualized)       (.66)%     13.96      13.32     14.37
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                              .60%       .62        .61       .61
--------------------------------------------------------------------------------
Net investment income                9.38%      9.44       9.72     10.70
--------------------------------------------------------------------------------

                                        Year ended September 30,
                             1998        1997      1996       1995       1994
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)          $4,784,262  4,939,302  4,096,939 3,527,954   3,152,029
--------------------------------------------------------------------------------
Portfolio turnover rate       92%          91        102        99         93
--------------------------------------------------------------------------------

Note:  Total return does not reflect the effect of any sales charges.

Kemper Income and Capital Preservation Fund
                                                                   July 3 to
                                       Year ended October 31,      October 31,
CLASS I                              1998       1997      1996        1995
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning           $8.53      8.45       8.61      8.52
  of period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                .56       .59        .60       .19
--------------------------------------------------------------------------------
  Net realized and unrealized          .15       .08      (.15)       .12
    gain (loss)
--------------------------------------------------------------------------------
Total from investment operations       .71       .67        .45       .31
--------------------------------------------------------------------------------
Less distribution from net             .57       .59        .61       .22
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period       $8.67      8.53       8.45      8.61
--------------------------------------------------------------------------------
Total return (not annualized)        8.62%      8.26       5.45      3.65
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses                              .66%       .70        .72       .62
--------------------------------------------------------------------------------
Net investment income                6.52%      7.02       7.14      6.87
--------------------------------------------------------------------------------

                                         Year ended October 31,
                             1998        1997      1996       1995       1994
--------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)           $694,057    613,470    572,998   649,427     510,432
--------------------------------------------------------------------------------
Portfolio turnover rate      121%         164         74       182        163
--------------------------------------------------------------------------------

Note:  Total return does not reflect the effect of any sales charges.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.